Retirement Benefit Plans - Disclosure of Benefits Expected To Be Paid (Detail) £ in Millions	Dec. 31, 2019 GBP (£)
Not Later Than 1 Year [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 332
Later Than 1 Year and Not Later Than 2 Years [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	308
2 - 3 years [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	330
3 - 4 years [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	343
4 - 5 years [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	364
Five Years Ending 2029 [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,083